UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
April 30, 2010 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 42.4%
BASIC MATERIALS — 0.8%
Chemicals — 0.8%
EI Du Pont de Nemours & Co.
	4.750% 11/15/12	3,000,000	3,227,937
Potash Corp. of Saskatchewan, Inc.
	7.750% 05/31/11	5,900,000	6,315,466
Chemicals Total			9,543,403
BASIC MATERIALS TOTAL			9,543,403
COMMUNICATIONS — 6.1%
Media — 1.4%
Comcast Cable Communications LLC
	6.750% 01/30/11	5,000,000	5,207,305
Comcast Corp.
	5.500% 03/15/11	4,500,000	4,672,458
COX Communications, Inc.
	6.750% 03/15/11	4,000,000	4,175,776
Reed Elsevier Capital, Inc.
	0.587% 06/15/10 (a)	2,500,000	2,500,502
Media Total			16,556,041
Telecommunications — 4.7%
British Telecommunications PLC
	9.125% 12/15/10	10,000,000	10,482,690
Cellco Partnership/Verizon Wireless Capital LLC
	2.851% 05/20/11 (05/20/10) (a)(b)	1,900,000	1,950,806
	3.750% 05/20/11	8,000,000	8,233,128
Cisco Systems, Inc.
	5.250% 02/22/11	3,000,000	3,110,673
Deutsche Telekom International Finance
	5.375% 03/23/11	1,675,000	1,738,101
France Telecom SA
	7.750% 03/01/11	12,000,000	12,677,184
Motorola, Inc.
	7.625% 11/15/10	9,693,000	10,005,599
Telefonica Emisiones SAU
	0.580% 02/04/13 (05/04/10) (a)(b)	10,000,000	9,816,920
Telecommunications Total			58,015,101
COMMUNICATIONS TOTAL			74,571,142

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 1.0%
Retail — 1.0%
CVS Caremark Corp.
	1.754% 09/10/10 (06/10/10) (a)(b)	1,725,000	1,732,876
Yum! Brands, Inc.
	8.875% 04/15/11	10,000,000	10,660,890
Retail Total			12,393,766
CONSUMER CYCLICAL TOTAL			12,393,766
CONSUMER NON-CYCLICAL — 7.2%
Agriculture — 0.2%
Altria Group, Inc.
	7.125% 06/22/10	2,300,000	2,317,289
Agriculture Total			2,317,289
Beverages — 2.4%
Anheuser-Busch Companies, Inc.
	6.000% 04/15/11	3,500,000	3,656,425
Anheuser-Busch InBev Worldwide, Inc.
	1.015% 03/26/13 (06/28/10) (a)(b)(c)	10,000,000	10,010,470
PepsiCo, Inc.
	0.333% 07/15/11 (07/15/10) (a)(b)	8,750,000	8,752,599
SABMiller PLC
	6.200% 07/01/11 (c)	7,000,000	7,347,025
Beverages Total			29,766,519
Cosmetics/Personal Care — 0.2%
Avon Products, Inc.
	5.125% 01/15/11	1,500,000	1,547,025
Procter & Gamble International Funding SCA
	0.259% 05/07/10 (a)	1,000,000	999,996
Cosmetics/Personal Care Total			2,547,021
Food — 1.6%
Campbell Soup Co.
	6.750% 02/15/11	2,000,000	2,097,784
ConAgra Foods, Inc.
	6.750% 09/15/11	3,500,000	3,743,313
	7.875% 09/15/10	3,625,000	3,716,800
HJ Heinz Finance Co.
	6.000% 03/15/12	1,000,000	1,080,049
	6.625% 07/15/11	1,000,000	1,065,053
Kellogg Co.
	6.600% 04/01/11	2,000,000	2,100,248
Kraft Foods, Inc.
	5.625% 11/01/11	1,000,000	1,059,091

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Safeway, Inc.
	5.800% 08/15/12	5,000,000	5,470,085
Food Total			20,332,423
Healthcare Services — 0.5%
UnitedHealth Group, Inc.
	0.451% 06/21/10 (a)	5,800,000	5,800,522
Healthcare Services Total			5,800,522
Pharmaceuticals — 2.3%
Abbott Laboratories
	5.600% 05/15/11	3,000,000	3,148,944
Express Scripts, Inc.
	5.250% 06/15/12	6,000,000	6,426,348
Merck & Co., Inc.
	1.875% 06/30/11	5,000,000	5,066,535
Novartis Capital Corp.
	1.900% 04/24/13	5,300,000	5,316,928
Pfizer, Inc.
	4.450% 03/15/12	5,000,000	5,294,775
Wyeth
	6.950% 03/15/11	3,000,000	3,165,000
Pharmaceuticals Total			28,418,530
CONSUMER NON-CYCLICAL TOTAL			89,182,304
ENERGY — 0.8%
Oil & Gas — 0.8%
Conoco Funding Co.
	6.350% 10/15/11	3,000,000	3,223,779
Premcor Refining Group, Inc.
	6.125% 05/01/11	1,000,000	1,037,593
Shell International Finance BV
	1.300% 09/22/11	4,000,000	4,027,560
Valero Energy Corp.
	6.875% 04/15/12	1,000,000	1,086,050
Oil & Gas Total			9,374,982
ENERGY TOTAL			9,374,982
FINANCIALS — 20.0%
Banks — 13.5%
American Express Centurion Bank
	5.200% 11/26/10	1,750,000	1,786,533
Bank of Nova Scotia/Houston
	0.502% 03/05/12 (06/07/10) (a)(b)	9,250,000	9,245,754

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Barclays Bank PLC
	2.500% 01/23/13	15,000,000	15,090,585
BB&T Corp.
	3.100% 07/28/11	5,300,000	5,404,113
	3.850% 07/27/12	2,100,000	2,193,028
Capital One Financial Corp.
	5.700% 09/15/11	10,000,000	10,473,720
Citibank N.A.
	1.375% 08/10/11 (d)	5,000,000	5,039,535
Citigroup, Inc.
	5.250% 02/27/12	3,500,000	3,667,780
Comerica Bank
	0.363% 06/30/10 (05/28/10) (a)(b)	2,000,000	1,999,848
	0.402% 08/24/11 (05/24/10) (a)(b)	1,000,000	984,978
Comerica, Inc.
	0.491% 07/27/10 (a)	1,600,000	1,597,373
Commonwealth Bank of Australia
	0.550% 11/04/11 (05/04/10) (a)(b)(c)	6,000,000	5,998,212
Credit Suisse/New York NY
	3.450% 07/02/12	8,000,000	8,293,632
Deutsche Bank AG/London
	2.375% 01/11/13	3,500,000	3,527,552
Deutsche Bank AG/New York NY
	0.604% 01/19/12 (07/19/10) (a)(b)	10,000,000	9,986,060
Goldman Sachs Group, Inc.
	0.429% 02/06/12 (05/06/10) (a)(b)	12,000,000	11,821,632
ING Bank NV
	0.928% 01/13/12 (a)(c)	10,000,000	9,978,160
JPMorgan Chase & Co.
	0.902% 02/26/13 (05/26/10) (a)(b)	15,000,000	15,040,725
Morgan Stanley
	0.545% 01/09/12 (07/09/10) (a)(b)	6,500,000	6,429,260
	0.554% 01/18/11 (07/19/10) (a)(b)	1,000,000	998,572
Rabobank Nederland NV
	2.650% 08/17/12 (c)	2,850,000	2,934,497
Royal Bank of Canada
	2.250% 03/15/13	3,000,000	3,027,834
Royal Bank of Scotland Group PLC
	0.512% 03/30/12 (05/28/10) (a)(b)(c)	8,000,000	8,005,424
State Street Bank & Trust Co.
	1.850% 03/15/11 (d)	2,650,000	2,681,191

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
U.S. Bancorp
	2.250% 03/13/12	1,000,000	1,020,458
UBS AG/Stamford CT
	1.352% 02/23/12 (05/24/10) (a)(b)	8,000,000	8,050,808
Wachovia Bank N.A.
	7.800% 08/18/10	1,485,000	1,514,394
Wachovia Corp.
	0.443% 04/23/12 (07/23/10) (a)(b)	5,000,000	4,962,740
Wells Fargo & Co.
	0.471% 08/20/10 (05/20/10) (a)(b)	4,000,000	4,002,452
	4.625% 08/09/10	1,000,000	1,010,913
Banks Total			166,767,763
Diversified Financial Services — 3.7%
American Express Credit Corp.
	0.399% 10/04/10 (05/04/10) (a)(b)	1,150,000	1,150,047
	5.000% 12/02/10	3,515,000	3,585,363
American Express Travel Related Services Co., Inc.
	5.250% 11/21/11 (c)	1,900,000	1,982,295
American Honda Finance Corp.
	0.458% 03/27/12 (06/28/10) (a)(b)(c)	3,000,000	2,981,145
	2.375% 03/18/13 (c)	4,000,000	4,016,572
Capital One Bank
	5.750% 09/15/10	2,750,000	2,797,091
Caterpillar Financial Services Corp.
	4.850% 12/07/12	4,000,000	4,314,796
Credit Suisse USA, Inc.
	0.442% 03/02/11 (06/02/10) (a)(b)	4,000,000	4,002,932
General Electric Capital Corp.
	0.366% 01/26/11 (07/26/10) (a)(b)	1,000,000	1,000,498
	0.699% 02/01/11 (05/04/10) (a)(b)	4,977,000	4,984,331
HSBC Finance Corp.
	0.460% 08/09/11 (05/10/10) (a)(b)	850,000	843,741
IBM International Group Capital LLC
	5.050% 10/22/12	1,500,000	1,629,780
International Lease Finance Corp.
	4.875% 09/01/10	2,000,000	1,999,968
National Rural Utilities Cooperative Finance Corp.
	7.250% 03/01/12	4,000,000	4,421,204
PACCAR Financial Corp.
	1.950% 12/17/12	4,100,000	4,106,880

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Principal Life Global Funding I
	6.250% 02/15/12 (c)	1,000,000	1,068,413
Diversified Financial Services Total			44,885,056
Insurance — 2.6%
Berkshire Hathaway Finance Corp.
	0.594% 01/11/11 (07/12/10) (a)(b)	1,500,000	1,503,524
Berkshire Hathaway, Inc.
	0.680% 02/11/13 (05/11/10) (a)(b)	14,700,000	14,744,056
Hartford Financial Services Group, Inc.
	5.250% 10/15/11	1,775,000	1,843,112
Lincoln National Corp.
	6.200% 12/15/11	2,000,000	2,129,484
MetLife, Inc.
	6.125% 12/01/11	3,269,000	3,492,750
Metropolitan Life Global Funding I
	0.698% 07/13/11 (07/13/10) (a)(b)(c)	6,400,000	6,391,302
Prudential Financial, Inc.
	5.100% 12/14/11	1,800,000	1,890,446
Insurance Total			31,994,674
Real Estate Investment Trusts — 0.2%
Simon Property Group LP
	4.875% 08/15/10	2,500,000	2,520,087
Real Estate Investment Trusts Total			2,520,087
FINANCIALS TOTAL			246,167,580
INDUSTRIALS — 3.1%
Aerospace & Defense — 1.5%
Boeing Co.
	1.875% 11/20/12	5,000,000	5,062,105
Northrop Grumman Systems Corp.
	7.125% 02/15/11	10,000,000	10,474,360
United Technologies Corp.
	4.375% 05/01/10	1,000,000	1,000,000
	6.350% 03/01/11	1,750,000	1,833,407
Aerospace & Defense Total			18,369,872
Machinery — 0.1%
John Deere Capital Corp.
	0.751% 08/19/10 (05/19/10) (a)(b)	1,000,000	1,001,012
Machinery Total			1,001,012

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.1%
Tyco International Group SA
	6.375% 10/15/11	2,000,000	2,142,454
Miscellaneous Manufacturing Total			2,142,454
Transportation — 1.4%
Burlington Northern Santa Fe Corp.
	7.125% 12/15/10	2,000,000	2,079,316
Ryder System, Inc.
	5.950% 05/02/11	7,500,000	7,805,070
Union Pacific Corp.
	6.650% 01/15/11	7,094,000	7,366,828
Transportation Total			17,251,214
INDUSTRIALS TOTAL			38,764,552
INFORMATION TECHNOLOGY — 0.4%
Computers — 0.4%
Dell, Inc.
	3.375% 06/15/12	2,250,000	2,345,765
Hewlett-Packard Co.
	4.250% 02/24/12	3,000,000	3,168,366
Computers Total			5,514,131
INFORMATION TECHNOLOGY TOTAL			5,514,131
TECHNOLOGY — 0.7%
Office/Business Equipment — 0.5%
Xerox Corp.
	7.125% 06/15/10	6,000,000	6,035,598
Office/Business Equipment Total			6,035,598
Software — 0.2%
Oracle Corp.
	5.000% 01/15/11	2,000,000	2,061,112
Software Total			2,061,112
TECHNOLOGY TOTAL			8,096,710
UTILITIES — 2.3%
Electric — 2.3%
Columbus Southern Power Co.
	0.657% 03/16/12 (06/16/10) (a)(b)	4,500,000	4,503,681
Consolidated Edison Co.
	7.500% 09/01/10	2,210,000	2,258,043
Detroit Edison Co.
	6.125% 10/01/10	4,000,000	4,089,288
Georgia Power Co.
	0.577% 03/15/13 (06/15/10) (a)(b)	10,000,000	10,018,770
Oncor Electric Delivery Co.
	6.375% 05/01/12	4,000,000	4,337,340

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Southern Co.
	5.300% 01/15/12	3,500,000	3,726,062
Electric Total			28,933,184
UTILITIES TOTAL			28,933,184

Total Corporate Fixed-Income Bonds & Notes (cost of $519,787,335)			522,541,754
Asset-Backed Securities — 20.8%
Ally Auto Receivables Trust
	1.450% 05/15/14	4,000,000	3,996,306
AmeriCredit Automobile Receivables Trust
	0.970% 01/15/13	4,000,000	3,997,938
	5.420% 08/08/11	255,820	258,274
AmeriCredit Prime Automobile Receivable
	1.400% 11/15/12	2,700,000	2,700,865
Bay View Auto Trust
	5.010% 06/25/14	4,110	4,122
BMW Vehicle Lease Trust
	2.040% 04/15/11	1,054,248	1,056,940
Capital Auto Receivables Asset Trust
	5.000% 04/15/11	183,486	183,827
	5.020% 09/15/11	2,188,253	2,206,131
Capital One Multi-Asset Execution Trust
	0.557% 10/15/15 (06/15/10) (a)(b)	10,000,000	10,000,823
	4.850% 11/15/13	12,411,000	12,774,120
	4.850% 02/18/14	5,000,000	5,192,223
Centex Home Equity
	6.540% 01/25/32 (a)	172,916	29,096
Chase Issuance Trust
	0.274% 03/15/13 (05/17/10) (a)(b)	6,968,000	6,961,687
	0.704% 09/17/12 (05/17/10) (a)(b)	4,400,000	4,405,810
	1.004% 06/15/12 (05/17/10) (a)(b)	2,000,000	2,001,677
	4.550% 03/15/13	16,155,000	16,596,463
	4.650% 12/17/12	10,718,000	10,919,907
Chrysler Financial Auto Securitization Trust
	1.150% 11/08/11	7,600,000	7,618,026
Chrysler Financial Lease Trust
	1.780% 06/15/11 (c)	11,100,000	11,089,358

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citibank Credit Card Issuance Trust
	1.804% 05/15/14 (05/17/10) (a)(b)	10,000,000	10,271,090
	4.750% 10/22/12	8,390,000	8,555,586
	5.500% 06/22/12	9,254,000	9,321,573
CitiFinancial Auto Issuance Trust
	1.830% 11/15/12 (c)	5,000,000	5,021,334
CNH Equipment Trust
	4.060% 10/17/11	158,812	159,071
	4.780% 07/16/12	2,503,460	2,542,902
Discover Card Master Trust
	0.904% 09/15/15 (05/17/10) (a)(b)	8,500,000	8,552,680
Ford Credit Auto Lease Trust
	1.040% 03/15/13 (c)	10,000,000	9,995,979
Ford Credit Auto Owner Trust
	2.100% 11/15/11	4,376,699	4,391,359
	3.960% 04/15/12	2,994,406	3,037,529
	4.280% 05/15/12	4,871,362	4,955,383
	5.150% 11/15/11	2,571,975	2,609,535
	5.400% 08/15/11	1,062,453	1,070,900
Ford Credit Floorplan Master Owner Trust
	1.904% 12/15/14 (05/17/10) (a)(b)(c)	10,000,000	10,111,833
Harley-Davidson Motorcycle Trust
	2.000% 07/15/12	7,448,543	7,481,357
	2.520% 05/15/12	430,607	432,865
Honda Auto Receivables Owner Trust
	1.500% 08/15/11	972,373	975,042
	2.220% 08/15/11	3,917,089	3,932,937
Household Automotive Trust
	5.300% 11/17/11	612,955	616,795
Huntington Auto Trust
	3.480% 07/15/11 (c)	2,127,419	2,132,192
Hyundai Auto Receivables Trust
	5.040% 01/17/12	903,497	913,736
Nissan Auto Receivables Owner Trust
	2.940% 07/15/11	575,046	578,042
	3.920% 04/15/11	454,131	455,998
	5.030% 05/16/11	836,020	839,058
Peco Energy Transition Trust
	6.520% 12/31/10	2,757,192	2,812,943
TXU Electric Delivery Transition Bond Co. LLC
	4.810% 11/17/14	580,332	609,118

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
USAA Auto Owner Trust
	4.160% 04/16/12	2,402,880	2,427,947
	4.280% 10/15/12	1,529,295	1,561,395
	4.900% 02/15/12	2,027,708	2,042,515
Volkswagen Auto Lease Trust
	3.410% 04/16/12	11,000,000	11,273,954
Wachovia Auto Owner Trust
	1.406% 03/20/14 (05/20/10) (a)(b)	8,600,000	8,697,535
Washington Mutual Master Note Trust
	0.284% 05/15/14 (05/17/10) (a)(b)(c)	25,000,000	24,994,740
World Omni Auto Receivables Trust
	4.130% 03/15/11	98,024	98,282
	5.280% 01/17/12	1,750,421	1,768,730
Total Asset-Backed Securities (cost of $257,923,846)			257,235,528
Municipal Bonds — 11.7%
ALABAMA — 0.2%
AL University of Alabama
	Series 2008 B,
	LOC: Regions Bank
	0.800% 09/01/31 (05/06/10) (a)(b)	2,500,000	2,500,000
ALABAMA TOTAL			2,500,000
CALIFORNIA — 1.1%
CA Metropolitan Water District of Southern California
	Series 2004 C,
	SPA: Dexia Credit Local
	0.300% 10/01/29 (05/06/10) (a)(b)	6,000,000	6,000,000
CA San Jose International Airport
	0.270% 05/05/10	7,500,000	7,500,000
CALIFORNIA TOTAL			13,500,000
COLORADO — 0.3%
CO Colorado Springs
	Series 2002 C,
	SPA: State Street Bank & Trust Co.
	0.300% 11/01/27 (05/06/10) (a)(b)	4,005,000	4,005,000
COLORADO TOTAL			4,005,000
IDAHO — 0.2%
ID Housing Finance Association
	0.450% 05/05/10	2,500,000	2,499,875
IDAHO TOTAL			2,499,875
ILLINOIS — 1.2%
IL Chicago
	Series 2009,
	LOC: U.S. Bank N.A.
	1.340% 05/31/11 (07/08/10) (a)(b)	1,040,000	1,041,830

		Par ($)	Value ($)
Municipal Bonds — (continued)
ILLINOIS — (continued)
IL Municipal Electric Agency
	Series 2009,
	4.160% 02/01/13	750,000	790,170
IL State
	Series 2010:
	2.766% 01/01/12	9,000,000	9,093,240
	3.321% 01/01/13	3,500,000	3,542,910
ILLINOIS TOTAL			14,468,150
KANSAS — 0.2%
KS Olathe
	Diamant Boart, Inc.,
	Series 1997 B,
	LOC: Svenska Handelsbanken
	0.700% 03/01/27 (05/06/10) (a)(b)	2,000,000	2,000,000
KANSAS TOTAL			2,000,000
KENTUCKY — 0.7%
KY Housing Corp.
	Series 2007 J,
	SPA: Lloyds TSB Bank PLC
	0.360% 07/01/37 (05/06/10) (a)(b)	8,635,000	8,635,000
KENTUCKY TOTAL			8,635,000
MAINE — 0.4%
ME Housing Authority
	Series 2008 E1,
	SPA: Dexia Credit Local
	0.400% 11/15/32 (05/06/10) (a)(b)	5,000,000	5,000,000
MAINE TOTAL			5,000,000
MASSACHUSETTS — 0.7%
MA Health & Educational Facilities Authority
	Suffolk University,
	Series 2009,
	3.190% 07/01/10	1,565,000	1,566,456
MA Housing Finance Agency
	Series 2009 E,
	3.390% 09/01/11	2,675,000	2,727,296
MA State
	Series 2009 D,
	3.000% 07/01/11	4,000,000	4,118,160
MASSACHUSETTS TOTAL			8,411,912
MICHIGAN — 0.5%
MI Housing Development Authority
	Series 2007 G,
	SPA: Bank of Nova Scotia
	0.320% 12/01/38 (05/05/10) (a)(b)	3,200,000	3,200,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
MICHIGAN — (continued)
MI Wayne County Airport Authority
	Series 2008 C-1, AMT,
	LOC: Wachovia Bank N.A.
	0.300% 12/01/21 (05/06/10) (a)(b)	2,800,000	2,800,000
MICHIGAN TOTAL			6,000,000
MINNESOTA — 0.3%
MN Housing Finance Agency
	Series 2005 C, AMT,
	SPA: Lloyds TSB Bank PLC
	0.320% 01/01/35 (05/06/10) (a)(b)	3,400,000	3,400,000
MINNESOTA TOTAL			3,400,000
MISSISSIPPI — 0.6%
MS Business Finance Corp.
	The Pointe at MSU LLC,
	Series 2009,
	LOC: Midland States Bank,
	LOC: Federal Home Loan Bank
	0.520% 12/01/39 (05/05/10) (a)(b)	6,115,000	6,115,000
MS State
	Series 2009 B,
	0.540% 11/17/10	1,975,000	1,977,094
MISSISSIPPI TOTAL			8,092,094
NEW YORK — 1.1%
NY Dormitory Authority
	Series 2005 G,
	5.080% 03/15/11	4,515,000	4,690,272
NY Mortgage Agency
	Series 2008, AMT,
	SPA: Dexia Credit Local
	0.310% 10/01/39 (05/05/10) (a)(b)	6,000,000	6,000,000
NY New York
	Series 2010 G-2,
	1.650% 03/01/12	3,000,000	3,003,990
NEW YORK TOTAL			13,694,262
TEXAS — 1.5%
TX Department of Housing & Community Affairs
	Series 2004 A,
	LIQ FAC: Texas Comptroller of Public Accounts
	0.260% 09/01/36 (05/05/10) (a)(b)	3,855,000	3,855,000
TX State
	Series 2004 I-C,
	SPA: Dexia Credit Local
	0.260% 12/01/18 (05/05/10) (a)(b)	4,720,000	4,720,000
	Series 2004,
	SPA: State Street Bank & Trust Co.
	0.280% 12/01/24 (05/04/10) (a)(b)	6,550,000	6,550,000
	Series 2006 E,
	SPA: Dexia Credit Local
	0.300% 12/01/26 (05/05/10) (a)(b)	3,400,000	3,400,000
TEXAS TOTAL			18,525,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
VERMONT — 0.2%
VT Economic Development Authority
	0.350% 05/27/10	2,500,000	2,500,000
VERMONT TOTAL			2,500,000
VIRGIN ISLANDS — 0.5%
VI Virgin Islands Public Finance Authority
	Series 2009 A2,
	3.000% 10/01/11	6,650,000	6,742,236
VIRGIN ISLANDS TOTAL			6,742,236
VIRGINIA — 0.8%
VA Falls Church Economic Development Authority
	Tax Analysts,
	Series 2006 B,
	LOC: Citibank N.A.
	0.280% 07/01/21 (05/05/10) (a)(b)	3,735,000	3,735,000
VA Small Business Financing Authority
	Sentara Healthcare,
	Series 2010,
	3.000% 11/01/11	5,755,000	5,952,454
VIRGINIA TOTAL			9,687,454
WASHINGTON — 0.7%
WA Housing Finance Commission
	Eagles Landing Apartments,
	Series 2006 A, AMT,
	LIQ FAC: Federal National Mortgage Association
	0.350% 08/15/39 (05/06/10) (a)(b)	3,365,000	3,365,000
	Merrill Gardens Queen Anne,
	Series 2004 B,
	LIQ FAC: Federal National Mortgage Association
	0.290% 09/01/38 (05/06/10) (a)(b)	2,180,000	2,180,000
	MWSH Port Orchard LLC,
	Series 2005 B,
	LOC: East West Bank,
	LOC: Federal Home Loan Bank
	0.290% 03/01/41 (05/03/10) (a)(b)	1,000,000	1,000,000
	MWSH Puyallup LLC,
	Series 2004 B,
	LOC: East West Bank,
	LOC: Federal Home Loan Bank
	0.290% 11/01/40 (05/03/10) (a)(b)	1,560,000	1,560,000
WASHINGTON TOTAL			8,105,000

		Par ($)	Value ($)
Municipal Bonds — (continued)
WISCONSIN — 0.5%
WI Housing & Economic Development Authority
	Series 2007 D,
	SPA: Fortis Bank SA/NV
	0.260% 09/01/34 (05/05/10) (a)(b)	6,695,000	6,695,000
WISCONSIN TOTAL			6,695,000

Total Municipal Bonds (cost of $144,265,409)			144,460,983
Collateralized Mortgage Obligations — 11.4%
AGENCY — 9.5%
Federal Home Loan Mortgage Corp. REMICS
	3.850% 04/15/17	4,451,247	4,555,640
	3.900% 08/15/30	1,255,880	1,292,928
	4.000% 07/15/28	1,000,000	1,033,177
	4.500% 11/15/16	30,426	30,588
	4.500% 02/15/17	865,381	890,894
	4.500% 09/15/18	6,027,937	6,292,153
	4.500% 08/15/22	3,711,188	3,864,865
	4.500% 05/15/29	3,188,072	3,273,735
	4.500% 11/15/29	3,099,856	3,180,908
	4.500% 07/15/34	9,359,734	9,741,902
	4.750% 05/15/31	2,490,227	2,569,995
	5.000% 02/15/16	42,937	43,096
	5.000% 01/15/18	5,906,874	6,151,057
	5.000% 05/15/22	4,927,819	5,167,331
	5.000% 08/15/25	125,031	126,219
	5.000% 05/15/26	11,303	11,312
	5.000% 11/15/29	2,435,601	2,505,341
	5.000% 10/15/30	8,597,657	8,992,130
	5.000% 02/15/32	15,212,506	15,833,661
	5.500% 01/15/22	4,736,196	4,868,402
	5.500% 11/15/26	6,424,503	6,510,516
	5.500% 07/15/27	5,729,361	5,839,857
	6.000% 09/15/27	1,582,988	1,605,040
Federal National Mortgage Association REMICS
	4.500% 09/25/16	851,759	880,405
	4.500% 07/25/21	2,279,048	2,340,864
	4.500% 02/25/28	362,700	362,763
	5.250% 07/25/35	8,443,781	8,887,215
	5.500% 11/25/26	214,585	217,733
	6.000% 02/25/27	3,978,712	4,069,245
	6.000% 01/25/29	2,111,263	2,229,544
	6.000% 12/25/29	4,219,437	4,288,741
AGENCY TOTAL			117,657,257

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — 1.9%
Axon Financial Funding Ltd.
	5.960% 04/04/17 (a)(c)(e)(f)(g)	1,750,000	875
Bear Stearns Alt-A Trust
	0.483% 12/25/46 (05/25/10) (a)(b)	405,350	38,651
Granite Master Issuer PLC
	0.416% 12/17/54 (05/17/10) (a)(b)	750,000	496,083
Indymac Index Mortgage Loan Trust
	0.503% 04/25/37 (05/25/10) (a)(b)	258,225	29,417
JPMorgan Mortgage Trust
	5.500% 04/25/36	162,410	158,596
Kildare Securities Ltd.
	0.314% 12/10/43 (06/10/10) (a)(b)(c)	572,083	551,389
Leek Finance PLC
	0.381% 12/21/38 (06/21/10) (a)(b)(c)	1,284,255	1,213,139
Morgan Stanley Reremic Trust
	0.593% 01/26/36 (05/25/10) (a)(b)(c)(g)	14,400,000	13,608,000
RBSSP Resecuritization Trust
	0.523% 08/26/36 (05/25/10) (a)(b)(c)	6,623,901	6,392,065
WAMU Trust
	4.817% 10/25/35 (05/01/10) (a)(b)	284,044	268,340
NON - AGENCY TOTAL			22,756,555

Total Collateralized Mortgage Obligations (cost of $143,394,786)			140,413,812
Government & Agency Obligations — 7.0%
FOREIGN GOVERNMENT OBLIGATION — 0.6%
African Development Bank
	0.528% 03/23/11 (06/23/10) (a)(b)	8,000,000	7,988,816
TOTAL FOREIGN GOVERNMENT OBLIGATION			7,988,816
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Farm Credit Bank
	2.750% 05/04/10	1,000,000	1,000,069
Federal Home Loan Bank
	3.375% 10/20/10	2,500,000	2,535,503
	3.375% 06/24/11	6,000,000	6,173,250
	0.700% 06/23/11	15,000,000	15,006,330

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal Home Loan Mortgage Corp.
	3.500% 05/05/11	6,000,000	6,174,942
U.S. GOVERNMENT AGENCIES TOTAL			30,890,094
U.S. GOVERNMENT OBLIGATIONS — 3.9%
U.S. Treasury Notes
	0.750% 11/30/11	15,000,000	14,998,830
	0.875% 03/31/11	3,000,000	3,012,186
	0.875% 02/29/12	30,000,000	29,991,900
U.S. GOVERNMENT OBLIGATIONS TOTAL			48,002,916

Total Government & Agency Obligations (cost of $86,995,207)			86,881,826
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
	2.641% 02/01/36 (05/01/10) (a)(b)	712,830	739,559
Federal National Mortgage Association
	3.486% 03/01/34 (05/01/10) (a)(b)	399,003	415,426

Total Mortgage-Backed Securities (cost of $1,108,270)			1,154,985
Short-Term Obligations — 6.3%
CERTIFICATES OF DEPOSIT — 0.8%
Dexia Delaware LLC
	0.295% 05/26/10	10,000,000	9,997,951
CERTIFICATES OF DEPOSIT TOTAL			9,997,951
COMMERCIAL PAPER — 5.5%
Clorox Co.
	0.300% 05/18/10	6,600,000	6,599,065
	0.280% 05/19/10	5,000,000	4,999,300
Eaton Corp.
	0.320% 06/08/10	5,000,000	4,998,311
Fairway Finance Corp.
	0.230% 06/10/10	15,000,000	14,996,167
FCAR Owner Trust
	0.310% 07/02/10	4,500,000	4,497,521
	0.320% 07/26/10	3,100,000	3,097,340
Gotham Funding Corp.
	0.250% 05/25/10	10,000,000	9,998,333

		Par ($)	Value ($)
Short-Term Obligations — (continued)
COMMERCIAL PAPER — (continued)
Thames Asset Global Securitization
	0.230% 05/04/10	18,000,000	17,999,655
COMMERCIAL PAPER TOTAL			67,185,692
REPURCHASE AGREEMENT — 0.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 04/30/10, due 05/03/10 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 06/28/13, market value $144,896 (repurchase proceeds $138,002)	138,000	138,000
	REPURCHASE AGREEMENT TOTAL		138,000

	Total Short-Term Obligations (cost of $77,322,010)		77,321,643

	Total Investments — 99.7% (cost of $1,230,796,863)(h)(i)		1,230,010,531

	Other Assets & Liabilities, Net — 0.3%		3,149,429

	Net Assets — 100.0%		1,233,159,960

	Notes to Investment Portfolio:

*Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of April 30, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$522,541,754	$—	$522,541,754
Total Asset-Backed Securities	—	257,235,528	—	257,235,528
Total Municipal Bonds	—	144,460,983	—	144,460,983
Collateralized Mortgage Obligations
Agency	—	117,657,257	—	117,657,257
Non-Agency	—	22,755,680	875	22,756,555
Total Collateralized Mortgage Obligations	—	140,412,937	875	140,413,812
Government & Agency Obligations
Foreign Government Obligation	—	7,988,816	—	7,988,816
U.S. Government Agencies	—	30,890,094	—	30,890,094
U.S. Government Obligations	48,002,916	—	—	48,002,916
Total Government & Agency Obligations	48,002,916	38,878,910	—	86,881,826
Total Mortgage-Backed Securities	—	1,154,985	—	1,154,985
Total Short-Term Obligations	—	77,321,643	—	77,321,643
Total Investments	$48,002,916	$1,182,006,740	$875	$1,230,010,531

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Common Stock, Corporate Fixed Income Securities and Convertible Bonds classified as Level 3 are valued using an income approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered estimates of distributions from potential actions related to the respective company’s bankruptcy filing.  Certain Common Stock, Corporate Fixed Income Securities and Preferred Stock classified as Level 3 are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for these securities, management considered various factors including, but not limited to, trades of similar securities, earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

The Fund adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010.  This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that reliable and observable market data was now available to, and utilized by, pricing services for the valuation of this security.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy.

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$496,083	$—	$—	$496,083

The following table reconciles asset balances for the nine month period ending April 30, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of July 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out of) Level 3	Balance as of April 30, 2010
Collateralized Mortgage Obligations
Non-Agency	$130,000	$—	$—	$366,958	$—	$—	$—	$(496,083)	$875

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at April 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $16,625.

(a)          The interest rate shown on floating rate or variable rate securities reflects the rate at April 30, 2010.

(b)         Parenthetical date represents the next interest rate reset date for the security.

(c)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities, which are not illiquid except for the following, amounted to $145,824,419, which represents 11.8% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Axon Financial Funding Ltd., 5.960% 04/04/17	04/04/07	$1,750,000	$1,750,000	$875

(d)         Security is guaranteed by the Federal Deposit Insurance Corporation.

(e)          The issuer is in default of certain debt covenants.  Income is not being accrued.  At April 30, 2010, the value of this security amounted to $875, which represents less than 0.1% of net assets.

(f)            Security issued by a structured investment vehicle.

(g)         Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2010, the value of these securities amounted to $13,608,875, which represents 1.1% of net assets.

(h)         Cost for federal income tax purposes is $1,235,317,080.

(i)             Unrealized appreciation and depreciation at April 30, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,647,086	$(7,953,635)	$(5,306,549)

Acronym	Name

AMT	Alternative Minimum Tax
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
REMICS	Real Estate Mortgage Investment Conduits
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	June 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	June 21, 2010